Goldman Sachs Dynamic Bond Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Dynamic Bond Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 475
Expense Example, with Redemption, 3 Years	708
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	1,678
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	578
Expense Example, with Redemption, 5 Years	1,002
Expense Example, with Redemption, 10 Years	2,182
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	969
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	1,063
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	740
Expense Example, with Redemption, 10 Years	1,638
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	$ 957